DERIVATIVES FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES FINANCIAL INSTRUMENTS

NOTE 9 －DERIVATIVES FINANCIAL INSTRUMENTS

The Company enters into foreign currency derivative contracts to economically hedge the exposure to foreign currency fluctuations associated with the forecasted sale and purchase of inventories, the foreign exchange risk associated with certain receivables denominated in foreign currencies and certain future commitments for foreign expenditures.

Contracts to buy or sell a non-financial item that can be settled net in cash are accounted for as financial instruments, with the exception of those contracts that were entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with the Company’s expected purchase, sale or usage requirements.

Instruments are typically entered into to align with the timing and amount of underlying exposures, generally with maturities of 1 to 12 months. The Company does not apply hedge accounting under ASC 815 to these instruments. All the foreign currency derivative contracts are recognized at fair value on the unaudited condensed consolidated balance sheets with the changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive income as “change in fair value of derivatives financial instruments”. Derivative financial instruments assets and liabilities are presented as current or non-current based on the expected settlement date.

Foreign currency derivative contracts are measured using quoted forward currency rates at the balance sheet date. These instruments are classified as Level 2 within the fair value hierarchy. There was no transfers between levels during the periods presented.

The foreign currency forward contracts are recorded at fair value of $74,765 and nil under current liabilities in the unaudited condensed consolidated balance sheet as of December 31, 2025 and June 30, 2026, respectively. The Company recognized the change in fair value of derivatives financial instruments of $(753,243) and $74,765 during the six months ended June 30, 2025 and 2026, respectively in the unaudited condensed consolidated statements of operations and comprehensive income.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)